Leases - Leases in the Balance Sheet and Leases in the Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases in the Balance Sheet
Total right-of-use assets	€ 1,840	€ 1,857
Property, plant, and equipment	€ 4,977	€ 5,041
Right-of-use assets as % of Property, plant, and equipment	37.00%	37.00%
Current lease liabilities	€ 407	€ 380
Current financial liabilities	€ 4,528	€ 2,348
Current lease liabilities as % of current financial liabilities	9.00%	16.00%
Non-current lease liabilities	€ 1,736	€ 1,740
Non-current financial liabilities	€ 11,042	€ 13,605
Non-current lease liabilities as % of non-current financial liabilities	16.00%	13.00%
Future minimum lease payments for facility leases that had not yet commenced	€ 172
Future commitments on services and IFRS 16-related assets related to data center leases	226
Leases in the Income Statement [Abstract]
Lease expenses within operating profit - Depreciation of right-of-use assets	398	€ 396
Land and Buildings
Leases in the Balance Sheet
Total right-of-use assets	1,800	1,816
Other Property, Plant and Equipment
Leases in the Balance Sheet
Total right-of-use assets	€ 40	€ 41